Employee Benefit Plans (Future Expected Benefit Payments) (Details) $ in Thousands	Mar. 31, 2016 USD ($)
Expected Future Benefit Payments
2017	$ 11,450
2018	12,252
2019	13,194
2020	14,818
2021	13,971
2022 through 2026	$ 76,723